Revenues: (Details 2) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commercial revenues	[1]	$ 3,877,530	$ 2,772,544	$ 2,210,548
Retail stores [Member]
Commercial revenues		1,194,772	904,465	712,647
Duty free shops [Member]
Commercial revenues		881,705	640,793	531,311
Food and beverage [Member]
Commercial revenues		609,304	439,101	334,685
Advertising revenues [Member]
Commercial revenues		139,545	122,941	121,860
Car rental companies [Member]
Commercial revenues		379,162	221,100	161,937
Banking and currency exchange services [Member]
Commercial revenues		97,311	86,780	69,036
Teleservices [Member]
Commercial revenues		12,973	10,869	8,242
Ground transportations [Member]
Commercial revenues		5,729	2,562	2,522
Other services [Member]
Commercial revenues		325,296	217,523	153,986
Access fees on non permanent ground transportation [Member]
Commercial revenues		47,756	42,917	38,476
Car parking and related access fees [Member]
Commercial revenues		$ 183,977	$ 83,493	$ 75,846

[1]	(*) This line includes the concepts of access fees and car parking.